Non-Controlling Interests - Summary of Financial Information (Details) € in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of subsidiaries [line items]
Non-current assets		€ 12,109,822		€ 10,180,427
Current assets		3,164,954		5,362,184
Total assets		15,274,776		15,542,611	€ 12,477,046
Non-current liabilities		7,219,583		7,330,285
Current liabilities		1,335,138		1,366,558
Total liabilities		8,554,721		8,696,843	7,780,442
Total equity		6,720,055		6,845,768	4,696,604	€ 3,633,965
Non-controlling interests
Disclosure of subsidiaries [line items]
Total equity		1,611,663		2,023,649	471,050	€ 4,886
Non-controlling interests | Haema AG
Disclosure of subsidiaries [line items]
Non-current assets		249,806		244,107
Current assets		31,237		32,576
Total assets		281,043		276,683
Non-current liabilities		27,123		22,226
Current liabilities		22,636		28,386
Total liabilities		49,759		50,612
Total equity		231,284		226,071
Non-controlling interests | BPC Plasma, Inc (formerly Biotest US Corporation)
Disclosure of subsidiaries [line items]
Non-current assets		336,321		299,045
Current assets		43,750		60,099
Total assets		380,071		359,144
Non-current liabilities		52,977		56,425
Current liabilities		52,099		22,709
Total liabilities		105,076		79,134
Total equity		274,995		280,010	€ 248,881
Non-controlling interests | GDS Group
Disclosure of subsidiaries [line items]
Non-current assets	$ 4,151,227	3,393,188	$ 3,834,871	3,416,366
Current assets	339,902	277,834	306,734	273,259
Total assets	4,491,129	3,671,022	4,141,605	3,689,625
Non-current liabilities	313,489	256,244	252,153	224,635
Current liabilities	161,187	131,754	121,478	108,220
Total liabilities	474,676	387,998	373,631	332,855
Total equity	$ 4,016,453	€ 3,283,024	$ 3,767,974	€ 3,356,770